INCOME TAX - Reconciliation of the federal income tax rate to the Company's effective tax rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	6.98%	6.98%
Valuation allowance	84.15%	8.85%
Income tax provision	112.13%	36.84%